Share of profits of equity-accounted companies - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Investments accounted for using equity method [abstract]
Share of profit (loss) of associates accounted for using equity method	€ 238	€ 215	€ 165